Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	GROWGENERATION CORP.
Entity Incorporation, State or Country Code	CO
Entity File Number	001-39146
Entity Tax Identification Number	46-5008129
Entity Address, Address Line One	5619 DTC Parkway
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	800
Local Phone Number	935-8420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GRWG
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001604868